OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OTHER RECEIVABLES

	2021	2022
	S$	S$
Deposits	15,232	15,562
Due from key management personnel	1,259	-
Prepayments	138,014	45,163
Prepaid initial public offering expenses	178,857	219,664
Prepaid consumables	431,582	576,173
Sundry receivables	4,031	57,582
Total	768,975	914,144